Financial risk management - Contractual maturities of Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	€ 18,682	€ 19,262
Over the next 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	5,930	580
Between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	€ 12,752	€ 18,682